TAXATION (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income tax expense:
Current tax expense (income)		$ 4,096	$ 2,625	$ 880
Amortization of tax benefit arising on intra-group transfers of long term assets		(6,687)	0	0
Total income tax (gain) expense		(1,705)	1,427	1,643
Deferred tax assets, noncurrent	622	622	1,231
United Kingdom tax authority
Components of income tax expense:
Current tax expense (income)		2,733	1,030	(218)
Deferred tax expense (income)		886	(1,198)	763
Statutory tax rate	26.00%
Deferred tax assets, noncurrent	600	600	1,200
Brazil Tax authority
Components of income tax expense:
Current tax expense (income)		1,363	1,595	1,098
Internal Revenue Service (IRS)
Components of income tax expense:
Minimum resident ownership percentage required for income tax exemption	50.00%	50.00%
Foreign country
Deferred income tax assets:
Deferred tax assets, gross	622	622	1,630
Valuation allowances	0	0	(399)
Deferred tax assets, net	$ 622	$ 622	$ 1,231